Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments [Abstract]
Net Unrealized Gain (Loss) on Open Contracts
The net unrealized gains on open contracts at December 31, reported as a component of "Trading Equity" on the Statements of Financial Condition, and their longest contract maturities were as follows:

	Net Unrealized Gains on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2012	3,098,093	1,156,422	4,254,515	Mar. 2017	Mar. 2013
2011	2,825,771	2,346,309	5,172,080	Mar. 2016	Mar. 2012